INCOME TAXES (Schedule Of Loss Before Taxes) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
INCOME TAXES [Abstract]
Domestic (Israel)	$ 13,370	$ 12,004	$ 7,203
Foreign	258
Loss before taxes	$ 13,628	$ 12,004	$ 7,203